Pioneer Fundamental Growth Fund
Schedule of Investments  |  December 31, 2023

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

Schedule of Investments  |  12/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 97.7% of Net Assets
	Beverages — 2.6%
1,038,325	PepsiCo., Inc.	$ 176,349,118
	Total Beverages	$176,349,118

	Biotechnology — 0.8%
129,696(a)	Vertex Pharmaceuticals, Inc.	$ 52,772,005
	Total Biotechnology	$52,772,005

	Broadline Retail — 6.4%
2,817,410(a)	Amazon.com, Inc.	$ 428,077,275
	Total Broadline Retail	$428,077,275

	Capital Markets — 3.6%
178,987	FactSet Research Systems, Inc.	$ 85,385,748
1,222,541	Intercontinental Exchange, Inc.	157,010,941
	Total Capital Markets	$242,396,689

	Commercial Services & Supplies — 1.4%
1,371,464(a)	Copart, Inc.	$ 67,201,736
292,766	Veralto Corp.	24,082,931
	Total Commercial Services & Supplies	$91,284,667

	Communications Equipment — 2.4%
514,327	Motorola Solutions, Inc.	$ 161,030,640
	Total Communications Equipment	$161,030,640

	Electrical Equipment — 1.9%
352,813	Eaton Corp. Plc	$ 84,964,427
143,830	Rockwell Automation, Inc.	44,656,338
	Total Electrical Equipment	$129,620,765

	Electronic Equipment, Instruments & Components — 5.3%
1,991,394	Amphenol Corp., Class A	$ 197,406,887
677,515	CDW Corp.	154,012,710
	Total Electronic Equipment, Instruments & Components	$351,419,597

	Energy Equipment & Services — 2.2%
2,805,994	Schlumberger, NV	$ 146,023,928
	Total Energy Equipment & Services	$146,023,928

1Pioneer Fundamental Growth Fund |  | 12/31/23

Shares		Value
	Entertainment — 2.1%
534,221	Electronic Arts, Inc.	$ 73,086,775
717,394	Walt Disney Co.	64,773,504
	Total Entertainment	$137,860,279

	Financial Services — 7.4%
716,976	Mastercard, Inc., Class A	$ 305,797,434
731,282	Visa, Inc., Class A	190,389,269
	Total Financial Services	$496,186,703

	Ground Transportation — 1.4%
1,471,961(a)	Uber Technologies, Inc.	$ 90,628,639
	Total Ground Transportation	$90,628,639

	Health Care Equipment & Supplies — 3.1%
1,031,768(a)	Edwards Lifesciences Corp.	$ 78,672,310
385,975(a)	Intuitive Surgical, Inc.	130,212,526
	Total Health Care Equipment & Supplies	$208,884,836

	Hotels, Restaurants & Leisure — 2.2%
32,575(a)	Booking Holdings, Inc.	$ 115,550,692
193,134	Hilton Worldwide Holdings, Inc.	35,167,770
	Total Hotels, Restaurants & Leisure	$150,718,462

	Household Products — 1.3%
1,068,197	Colgate-Palmolive Co.	$ 85,145,983
	Total Household Products	$85,145,983

	Insurance — 2.8%
1,192,238	Progressive Corp.	$ 189,899,669
	Total Insurance	$189,899,669

	Interactive Media & Services — 7.1%
3,394,245(a)	Alphabet, Inc., Class C	$ 478,350,948
	Total Interactive Media & Services	$478,350,948

	Life Sciences Tools & Services — 4.7%
561,960	Danaher Corp.	$ 130,003,826
343,657	Thermo Fisher Scientific, Inc.	182,409,699
	Total Life Sciences Tools & Services	$312,413,525

	Machinery — 1.1%
277,199	Illinois Tool Works, Inc.	$ 72,609,506
	Total Machinery	$72,609,506

Pioneer Fundamental Growth Fund |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 3.5%
407,289	Eli Lilly & Co.	$ 237,416,904
	Total Pharmaceuticals	$237,416,904

	Professional Services — 1.6%
443,095	Verisk Analytics, Inc.	$ 105,837,672
	Total Professional Services	$105,837,672

	Semiconductors & Semiconductor Equipment — 6.3%
851,833(a)	Advanced Micro Devices, Inc.	$ 125,568,703
926,462	Microchip Technology, Inc.	83,548,343
152,923	NVIDIA Corp.	75,730,528
935,416	QUALCOMM, Inc.	135,289,216
	Total Semiconductors & Semiconductor Equipment	$420,136,790

	Software — 15.8%
362,698(a)	Adobe, Inc.	$ 216,385,627
277,136	Intuit, Inc.	173,218,314
1,311,965	Microsoft Corp.	493,351,318
656,527(a)	Salesforce, Inc.	172,758,515
	Total Software	$1,055,713,774

	Specialty Retail — 6.5%
147,878(a)	O'Reilly Automotive, Inc.	$ 140,495,931
1,077,823	Ross Stores, Inc.	149,159,925
1,542,283	TJX Cos., Inc.	144,681,568
	Total Specialty Retail	$434,337,424

	Technology Hardware, Storage & Peripherals — 4.2%
1,474,878	Apple, Inc.	$ 283,958,261
	Total Technology Hardware, Storage & Peripherals	$283,958,261

	Total Common Stocks (Cost $2,941,664,872)	$6,539,074,059

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 0.5% of Net Assets
30,000,000(b)	U.S. Treasury Bills, 1/16/24	$ 29,938,662
	Total U.S. Government and Agency Obligations (Cost $29,934,362)	$29,938,662

3Pioneer Fundamental Growth Fund |  | 12/31/23

Shares		Value
	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
120,048,445(c)	Dreyfus Government Cash Management, Institutional Shares, 5.25%	$ 120,048,445
		$120,048,445

	TOTAL SHORT TERM INVESTMENTS (Cost $120,048,445)	$120,048,445

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $3,091,647,679)	$6,689,061,166
	OTHER ASSETS AND LIABILITIES — 0.0%†	$740,973
	net assets — 100.0%	$6,689,802,139

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2023.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,539,074,059	$—	$—	$6,539,074,059
U.S. Government and Agency Obligations	—	29,938,662	—	29,938,662
Open-End Fund	120,048,445	—	—	120,048,445
Total Investments in Securities	$6,659,122,504	$29,938,662	$—	$6,689,061,166
During the period ended December 31, 2023, there were no transfers in or out of Level 3.
Pioneer Fundamental Growth Fund |  | 12/31/234